Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of issuances and conversations of shares
Below is a summary of the issuances, cancellations and conversions of shares during 2025 and 2024:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares

As of December 31, 2023	436,776,080	112,717,094	549,493,174
Canceled shares	(12,650,574)	—	(12,650,574)
Converted shares	8,285,060	(8,285,060)	—
Issued shares	2,964,229	—	2,964,229
As of December 31, 2024	435,374,795	104,432,034	539,806,829

Canceled shares	(23,024,678)	—	(23,024,678)
Issued shares	3,106,856	—	3,106,856
As of December 31, 2025	415,456,973	104,432,034	519,889,007